Document And Entity Information	Oct. 12, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2023
Entity Registrant Name	Vintage Wine Estates, Inc.
Entity Central Index Key	0001834045
Entity Emerging Growth Company	true
Securities Act File Number	001-40016
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	87-1005902
Entity Address, Address Line One	937 Tahoe Boulevard
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	(877)
Local Phone Number	289-9463
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, no par value per share
Trading Symbol	VWE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	VWEWW